Condensed Consolidated Balance Sheets - USD ($)	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2018
Current Assets
Cash	$ 228,237	$ 767	$ 132
Trust funds	0	2,486	0
Prepaids		0	460
Inventory	0	306,450
Total Current Assets	228,237	309,703	592
Deposits		100,000	0
Fixed Assets (Note 3)	4,749,617	145,138
Total Assets	4,977,854	554,841	592
Current Liabilities
Accounts payable and accrued liabilities	683,074	201,178	149,491
Accounts payable - related parties	294,583	57,500	0
Accrued interest payable	21,750	510	0
Deferred revenue	15,973	0
Deferred Loan payable (Note 4a)	24,989	155,250	18,750
Discounted convertible note payable (Note 4c)	221,712	0
SBA loan payable (Note 4b)	444,850	0
Current portion of long-term debt	39,897	0
Due to related parties (Note 8)	1,864,637	780,398	172,961
Total Current Liabilities	3,611,465	1,194,836	341,202
Long Term Liabilities
Agreement payable (less current portion) (Note 5)	119,310	0
Mortgage payable (Note 6)	2,750,000	0
Second Mortgage payable (Note 7)	1,760,000	0
Total Long-Term Liabilities	4,629,310	0
Total Current and Long-Term Liabilities	8,240,775	1,194,836
Nature of operations and continuance of business (Note 1 and 2)	0	0
Commitments (Note 10)	0	0
Subsequent events (Note 11)	0	0
Stockholder's Deficit
Common stock, value	37,949	36,658	34,708
Stock payable	600,000	0
Additional paid-in capital	44,482,731	42,089,489	40,546,930
Deficit	(48,383,601)	(42,766,142)	(40,922,248)
Total Stockholder's Deficit	(3,262,921)	(639,995)	(340,610)
Total Liabilities and Stockholder's Deficit	$ 4,977,854	$ 554,841	$ 592